INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Decreased in valuation allowance	$ 1,783
Net operating loss	$ 13,625	$ 15,865